QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL DATA (UNAUDITED)

NOTE 13—QUARTERLY FINANCIAL DATA (UNAUDITED)

The following tables set forth selected unaudited quarterly financial information for the years ended December 31, 2014 and 2013:

	Quarter Ended
	March 31, 2014	June 30, 2014	September 30, 2014	December 31, 2014
	(In thousands, except per share data amounts)
Revenues	$603,811	$476,083	$414,595	$806,400
Operating income (loss)	(38,209)	31,525	(10,711)	25,949
Net income (loss)	(45,984)	(5,698)	(25,946)	12,234
Net income attributable to non-controlling interest	536	1,699	4,306	4,059
Net income (loss) attributable to McDermott International, Inc.	(46,520)	(7,397)	(30,252)	8,175

	Per Share Data Quarter Ended
	March 31, 2014	June 30, 2014	September 30, 2014	December 31, 2014
Basic loss per common share:
Income (loss) from continuing operations less noncontrolling interest	(0.20)	(0.03)	(0.13)	0.03
Net loss attributable to McDermott International, Inc.	(0.20)	(0.03)	(0.13)	0.03
Diluted loss per common share:
Income (loss) from continuing operations less noncontrolling interest	(0.20)	(0.03)	(0.13)	0.03
Net loss attributable to McDermott International, Inc.	(0.20)	(0.03)	(0.13)	0.03

(1)	Operating income for the quarter ended March 31, 2014 was influenced by negative changes in estimates on projects, mainly in our MEA segment.
(2)

Operating income for the quarter ended June 30, 2014 was influenced by a gain on the sale of assets, mainly of our Harbor Island facility of approximately $25.1 million and some of Morgan City facility assets.

(3)	Operating income for the quarter ended December 31, 2014 was influenced by positive changes in estimates and recognition of approved change orders.

	Quarter Ended
	March 31, 2013	June 30, 2013	September 30, 2013	December 31, 2013
	(In thousands, except per share data amounts)
Revenues	$807,488	$647,250	$686,856	$517,338
Operating income (loss)	56,688	(146,321)	(49,216)	(317,896)
Net income (loss)	27,973	(142,922)	(55,609)	(319,352)
Net income attributable to non-controlling interest	3,765	3,286	5,023	6,884
Net income (loss) attributable to McDermott International, Inc.	24,208	(146,208)	(60,632)	(326,236)

	Per Share Data Quarter Ended
	March 31, 2013	June 30, 2013	September 30, 2013	December 31, 2013
Basic loss per common share:
Income (loss) from continuing operations less noncontrolling interest	0.10	(0.62)	(0.26)	(1.38)
Net loss attributable to McDermott International, Inc.	0.10	(0.62)	(0.26)	(1.38)
Diluted loss per common share:
Income (loss) from continuing operations less noncontrolling interest	0.10	(0.62)	(0.26)	(1.38)
Net loss attributable to McDermott International, Inc.	0.10	(0.62)	(0.26)	(1.38)

(1)	Operating income for the quarter ended June 30, 2013 was influenced by increased cost estimates on projects in our MEA and ASA segments, as well as restructuring charges.
(2)	Operating income for the quarter ended September 30, 2013 was influenced by increased project losses.
(3)	Operating income for the quarter ended December 31, 2013 was influenced by increased cost estimates, impairment losses of $84.3 million and restructuring charges.

We have retrospectively applied the new accounting method for recognizing actuarial gains and losses relating to our pension and other post-retirement benefit plans, as described in Note 1. The impact of these adjustments on previously reported quarterly results is summarized below (in thousands, except per share amounts).

	Quarter ended March 31,		Quarter ended June 30,		Quarter ended September 30,		Quarter ended December 31,
Increase (decrease) to	2014	2013	2014	2013	2014	2013	2014(1)	2013(1)
Operating income (loss)	$3,433	$3,655	$3,433	$3,215	$3,432	$3,438	$6,369	$(2,263)
Net income (loss)	$3,433	$3,655	$3,433	$3,215	$3,432	$3,438	$6,369	$(2,263)
Basic loss per common share:
Net loss attributable to McDermott International, Inc.	0.01	0.02	0.01	0.01	0.01	0.01	—	(0.01)
Diluted loss per common share:
Net loss attributable to McDermott International, Inc.	0.01	0.02	0.01	0.01	0.01	0.01	—	(0.01)
(1)	Impact of the adjustments on quarters ended December 31, 2014 and 2013 includes effect of the actuarial adjustment recognized at the end of the year.